Discontinued Operations and Divestitures (Tables)	12 Months Ended
Dec. 31, 2015
Jackson
Summary of Selected Financial Data of Businesses Which Are Classified As Discontinued Operations

The following selected financial data of the Jackson business for the years ended December 31, 2015, 2014, and 2013, is presented for informational purposes only and does not necessarily reflect what the results of operations would have been had the business operated as a stand-alone entity. There was no general corporate expense or interest expense allocated to discontinued operations for this business during the periods presented.

(in millions)	2015	2014	2013
Net sales	$—	$—	$2.5

Pretax earnings from discontinued operation	—	—	0.1
Benefit for taxes on earnings	—	—	(0.4)

Net earnings from discontinued operation	$—	$—	$0.5

Business Disposed Prior to 2012
Summary of Selected Financial Data of Businesses Which Are Classified As Discontinued Operations

The following selected financial data of various businesses disposed of prior to 2012, primarily consisting of administrative costs, for the years ended December 31, 2015, 2014, and 2013, is presented for informational purposes only and does not necessarily reflect what the results of operations would have been had the businesses operated as stand-alone entities. There was no general corporate expense or interest expense allocated to discontinued operations for these businesses during the periods presented.

(in millions)	2015	2014	2013
Net sales	$—	$—	$—

Pretax earnings (loss) from discontinued operations	$0.2	$(0.7)	$(1.6)
Provision (benefit) for taxes on earnings	0.1	(0.3)	(0.6)

Net earnings (loss) from discontinued operations	$0.1	$(0.4)	$(1.0)